FINANCING ARRANGEMENTS - Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Weighted average interest rate	6.07%	5.75%
2018	$ 209
2019	0
2020	2,690
2021	3,175
2022	5,115
Thereafter	14,563
Total gross maturities	25,752	$ 30,169
Unamortized discounts	(308)
Total long-term debt and other	$ 25,444	$ 29,846